Income Taxes - Narrative (Details) - USD ($)		3 Months Ended
	Jul. 07, 2017	Nov. 25, 2017	Aug. 26, 2017
Entity Information [Line Items]
Effective tax rate difference		(3.10%)
TRA liability		$ 26,317,000	$ 25,675,000
Acquisition of Atkins
Entity Information [Line Items]
TRA contingent payment (up to)	$ 100,000,000
Percent of alternative minimum tax credit carryforwards		75.00%
Alternative minimum tax credit carryforwards (up to)		$ 7,600,000
Percent of the value of the recorded tax attributes		100.00%
Percent of the deemed benefits		100.00%
Tax savings rate		37.00%
Imputed interest rate		10.00%
TRA payment period		90 days